Bank Borrowings - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Apr. 30, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Interest expense on bank borrowings			¥ 1,148
Bank Borrowing Agreement | Dalian Tongfang | SPD Bank | Puxin Education, Mr. Yunlong Sha and Ms. Wenjing as Joint Guarantors
Debt Instrument [Line Items]
Bank borrowing agreement amount		¥ 10,000
Annual interest rate		6.30%
Bank borrowing term		12 months
Bank Borrowing Agreement | Puxin Education | SPD Bank | Puxin Limited as Pledger
Debt Instrument [Line Items]
Bank borrowing agreement amount	¥ 96,600
Annual interest rate	4.35%
Bank borrowing term	6 months
Bank Borrowing Agreement | Puxin Education | Bank of Jiangsu
Debt Instrument [Line Items]
Bank borrowing agreement amount			¥ 4,273
Annual interest rate			6.525%
Bank borrowing term			12 months